RELATED PARTY TRANSACTIONS - Note Payable (Details) - Chief Executive Officer - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Related Party Transaction [Line Items]
Common Stock, Shares, Issued	1,273
Additional Stock Compensation Expense	$ 233,184
Interest rate of loans	12.00%
Notes Payable, Other Payables | Note Payable, Chief Executive Officer
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivables	$ 115,000
Face value	$ 299,489	$ 140,928